Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 28, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 3,494	$ 554
2024	2,776	440
2025	2,430	385
2026	1,513	240
2027	131	21
Thereafter	1,087	172
Total minimum lease payments	11,431	1,812
Less: amount representing interest	(2,503)	(396)
Operating Lease, Liability	¥ 8,928	$ 1,416